Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 101,013	$ (127,452)	$ 204,351	$ (70,213)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 27,274	$ (34,413)	$ 55,175	$ (18,958)
Non-deductible stock based compensation and other	610	1,225	1,468	1,795
Differences in tax rates in foreign jurisdictions	(27,905)	(14,866)	(57,251)	(33,761)
Current period unrecognized temporary differences - impairment of mineral stream interests		44,796		44,796
Current period unrecognized temporary differences	1,707	4,432	5,568	10,516
Write down (reversal of write down) or recognition of prior period temporary differences	(6,485)	(3,932)	(1,317)	(7,256)
Income tax expense (recovery)	$ (4,799)	$ (2,758)	$ 3,643	$ (2,868)